PHL VARIABLE

ACCUMULATION

ACCOUNT II

Annual Report

To

Contract Owners

December 31, 2020

PHL VARIABLE INSURANCE COMPANY

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACEAA2	4	$47	$52	$-	$52	$1	$51	$51	$-	$51
AGEAA2	57,716	609,222	661,426	-	661,426	-	661,426	661,426	-	661,426
AUGEA2	1,634	17,081	18,009	1	18,010	-	18,010	18,010	-	18,010
PIVEI2	138	1,994	2,182	-	2,182	-	2,182	2,182	-	2,182
DSIFS	323	16,095	20,782	-	20,782	2	20,780	20,780	-	20,780
FVSIS2	555	6,451	6,479	-	6,479	-	6,479	6,479	-	6,479
FTVGI2	1,563	23,883	21,599	-	21,599	-	21,599	21,599	-	21,599
RVARS	1,355	33,061	34,698	-	34,698	1	34,697	34,697	-	34,697
IVGMMI	10,632	10,632	10,632	-	10,632	-	10,632	10,632	-	10,632
PMVAAA	7,871	82,907	87,134	1	87,135	-	87,135	87,135	-	87,135
PMVHYD	5,420	41,470	43,416	-	43,416	1	43,415	43,415	-	43,415
PMVRSD	3,646	23,340	22,351	-	22,351	-	22,351	22,351	-	22,351
PMVTRD	59,247	642,683	686,678	1	686,679	-	686,679	686,679	-	686,679
PVSTA	415	4,284	4,321	2	4,323	-	4,323	4,323	-	4,323
TRBCG2	380	15,059	18,410	-	18,410	4	18,406	18,406	-	18,406
VWEM	773	11,132	13,059	-	13,059	1	13,058	13,058	-	13,058
VWHAS	616	9,676	13,278	-	13,278	-	13,278	13,278	-	13,278
VVHGB	1,015	12,579	13,004	-	13,004	1	13,003	13,003	-	13,003
VVI	2,091	56,613	91,117	1	91,118	-	91,118	91,118	-	91,118
VVTSM	5,159	177,717	250,503	-	250,503	-	250,503	250,503	-	250,503

Total (unaudited)			$2,019,130	$6	$2,019,136	$11	$2,019,125	$2,019,125	$-	$2,019,125

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ACEAA2	AGEAA2	AUGEA2	PIVEI2	DSIFS	DVSCS	FVSIS2
Reinvested dividends	$54,512	1	12,167	356	53	1,191	406	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	54,512	1	12,167	356	53	1,191	406	-

Realized gain (loss) on investments	110,914	-	56	1,659	(4,490)	36,197	(8,092)	659
Change in unrealized gain (loss) on investments	51,500	2	27,199	(743)	4,864	(38,140)	1,151	(192)

Net gain (loss) on investments	162,414	2	27,255	916	374	(1,943)	(6,941)	467

Reinvested capital gains	48,563	-	17,406	200	148	9,474	2,313	22

Net increase (decrease) in contract owners’ equity resulting from operations	$265,489	3	56,828	1,472	575	8,722	(4,222)	489

Investment Activity:	FTVGI2	RVARS	IVGMMI	PMVAAA	PMVHYD	PMVRSD	PMVTRD	PVSTA
Reinvested dividends	$3,544	386	66	3,752	2,255	1,113	14,140	181
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	3,544	386	66	3,752	2,255	1,113	14,140	181

Realized gain (loss) on investments	(3,924)	(137)	-	(185)	(905)	(1,548)	1,258	157
Change in unrealized gain (loss) on investments	(2,224)	1,761	-	3,013	785	1,714	33,506	63

Net gain (loss) on investments	(6,148)	1,624	-	2,828	(120)	166	34,764	220

Reinvested capital gains	-	-	-	-	-	-	7,921	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,604)	2,010	66	6,580	2,135	1,279	56,825	401

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	TRBCG2	VWEM	VWHAS	VVHGB	VVI	VVTSM	LZREMS	PMVRA
Reinvested dividends	$-	202	100	9,204	1,819	3,574	-	2
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	202	100	9,204	1,819	3,574	-	2

Realized gain (loss) on investments	677	(45)	292	31,286	44,949	12,971	(449)	528
Change in unrealized gain (loss) on investments	2,085	1,052	3,907	(14,220)	1,101	25,073	(149)	(108)

Net gain (loss) on investments	2,762	1,007	4,199	17,066	46,050	38,044	(598)	420

Reinvested capital gains	556	304	-	-	3,324	6,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,318	1,513	4,299	26,270	51,193	48,513	(598)	422

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ACEAA2		AGEAA2		AUGEA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$54,512	61,201	1	1	12,167	11,389	356	451
Realized gain (loss) on investments	110,914	38,770	-	17,881	56	1,445	1,659	1,449
Change in unrealized gain (loss) on investments	51,500	203,359	2	255	27,199	35,535	(743)	585
Reinvested capital gains	48,563	58,363	-	-	17,406	29,284	200	502

Net increase (decrease) in contract owners’ equity resulting from operations	265,489	361,693	3	18,137	56,828	77,653	1,472	2,987

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(1,349)	(1,050)	-	(589,431)	-	589,431	-	-
Redemptions (notes 2, 3, and 4)	(989,963)	(417,052)	(5)	(79,256)	(66,370)	(120,965)	(5,875)	(5,181)
Adjustments to maintain reserves	-	(7)	1	-	6	(2)	2	1

Net equity transactions	(991,312)	(418,109)	(4)	(668,687)	(66,364)	468,464	(5,873)	(5,180)

Net change in contract owners’ equity	(725,823)	(56,416)	(1)	(650,550)	(9,536)	546,117	(4,401)	(2,193)
Contract owners’ equity at beginning of period	2,744,948	2,801,364	52	650,602	670,962	124,845	22,411	24,604

Contract owners’ equity at end of period	$2,019,125	2,744,948	51	52	661,426	670,962	18,010	22,411

CHANGE IN UNITS:
Beginning units	1,523,328	1,842,891	36	492,823	362,149	80,704	14,084	17,457
Units purchased	180,097	440,135	-	47,904	-	352,025	-	-
Units redeemed	(680,697)	(759,698)	(3)	(540,691)	(37,618)	(70,580)	(3,646)	(3,373)

Ending units	1,022,728	1,523,328	33	36	324,531	362,149	10,438	14,084

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PIVEI2		DSIFS		DVSCS		FVSIS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$53	410	1,191	2,353	406	350	-	866
Realized gain (loss) on investments	(4,490)	(319)	36,197	190	(8,092)	1	659	27
Change in unrealized gain (loss) on investments	4,864	(3,076)	(38,140)	29,715	1,151	4,329	(192)	1,697
Reinvested capital gains	148	6,968	9,474	7,861	2,313	3,342	22	205

Net increase (decrease) in contract owners’ equity resulting from operations	575	3,983	8,722	40,119	(4,222)	8,022	489	2,795

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(16,853)	(2,469)	2,108	14,915	-	-	6,451	-
Redemptions (notes 2, 3, and 4)	-	-	(167,326)	(79)	(39,904)	(17)	(28,891)	(990)
Adjustments to maintain reserves	1	-	-	(2)	-	(1)	-	-

Net equity transactions	(16,852)	(2,469)	(165,218)	14,834	(39,904)	(18)	(22,440)	(990)

Net change in contract owners’ equity	(16,277)	1,514	(156,496)	54,953	(44,126)	8,004	(21,951)	1,805
Contract owners’ equity at beginning of period	18,459	16,945	177,276	122,323	44,126	36,122	28,430	26,625

Contract owners’ equity at end of period	$2,182	18,459	20,780	177,276	-	44,126	6,479	28,430

CHANGE IN UNITS:
Beginning units	7,096	8,158	61,788	55,784	14,717	14,723	15,457	16,018
Units purchased	1,660	-	11,801	6,302	-	-	9,033	-
Units redeemed	(7,915)	(1,062)	(67,436)	(298)	(14,717)	(6)	(21,203)	(561)

Ending units	841	7,096	6,153	61,788	-	14,717	3,287	15,457

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVGI2		RVARS		IVGMMI		PMVAAA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,544	3,230	386	731	66	630	3,752	2,286
Realized gain (loss) on investments	(3,924)	110	(137)	(1)	-	-	(185)	(3,994)
Change in unrealized gain (loss) on investments	(2,224)	(2,422)	1,761	719	-	-	3,013	12,278
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,604)	918	2,010	1,449	66	630	6,580	10,570

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	3,675	2,407	3,228	2,243	1,929	(36,228)	5,170	2,808
Redemptions (notes 2, 3, and 4)	(26,186)	(1,600)	(2,739)	(43)	(8,697)	(11,923)	(6,643)	(56,662)
Adjustments to maintain reserves	(1)	(1)	-	1	(1)	1	-	1

Net equity transactions	(22,512)	806	489	2,201	(6,769)	(48,150)	(1,473)	(53,853)

Net change in contract owners’ equity	(25,116)	1,724	2,499	3,650	(6,703)	(47,520)	5,107	(43,283)
Contract owners’ equity at beginning of period	46,715	44,991	32,198	28,548	17,335	64,855	82,028	125,311

Contract owners’ equity at end of period	$21,599	46,715	34,697	32,198	10,632	17,335	87,135	82,028

CHANGE IN UNITS:
Beginning units	27,781	27,294	31,403	29,239	1,662	6,339	48,903	83,595
Units purchased	3,899	1,439	8,960	2,206	3,075	28	7,869	1,747
Units redeemed	(18,119)	(952)	(8,851)	(42)	(3,720)	(4,705)	(8,678)	(36,439)

Ending units	13,561	27,781	31,512	31,403	1,017	1,662	48,094	48,903

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVHYD		PMVRSD		PMVTRD		PVSTA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,255	2,608	1,113	751	14,140	19,494	181	942
Realized gain (loss) on investments	(905)	(41)	(1,548)	(563)	1,258	(615)	157	357
Change in unrealized gain (loss) on investments	785	4,624	1,714	1,636	33,506	33,798	63	(168)
Reinvested capital gains	-	-	-	-	7,921	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,135	7,191	1,279	1,824	56,825	52,677	401	1,131

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	3,953	932	2,258	1,553	10,348	12,675	(15,975)	(2,161)
Redemptions (notes 2, 3, and 4)	(19,322)	(738)	(24)	(23)	(69,306)	(15,391)	(15,037)	(28,378)
Adjustments to maintain reserves	(1)	(1)	-	(1)	(5)	1	1	1

Net equity transactions	(15,370)	193	2,234	1,529	(58,963)	(2,715)	(31,011)	(30,538)

Net change in contract owners’ equity	(13,235)	7,384	3,513	3,353	(2,138)	49,962	(30,610)	(29,407)
Contract owners’ equity at beginning of period	56,650	49,266	18,838	15,485	688,817	638,855	34,933	64,340

Contract owners’ equity at end of period	$43,415	56,650	22,351	18,838	686,679	688,817	4,323	34,933

CHANGE IN UNITS:
Beginning units	27,010	26,922	38,918	35,622	409,609	411,232	27,548	52,157
Units purchased	5,679	654	9,988	4,236	17,992	9,673	12,529	-
Units redeemed	(13,094)	(566)	(3,291)	(940)	(51,393)	(11,296)	(36,743)	(24,609)

Ending units	19,595	27,010	45,615	38,918	376,208	409,609	3,334	27,548

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRBCG2		VWEM		VWHAS		VVHGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	202	29	100	-	9,204	9,404
Realized gain (loss) on investments	677	-	(45)	9	292	(1,108)	31,286	(1)
Change in unrealized gain (loss) on investments	2,085	1,794	1,052	2,064	3,907	2,114	(14,220)	21,086
Reinvested capital gains	556	407	304	142	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,318	2,201	1,513	2,244	4,299	1,006	26,270	30,489

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(533)	8,380	6,209	4,404	2,307	1,070	4,460	7,518
Redemptions (notes 2, 3, and 4)	-	-	(6,765)	(12)	-	(6,048)	(404,625)	(199)
Adjustments to maintain reserves	(3)	-	(1)	(2)	2	(1)	(2)	2

Net equity transactions	(536)	8,380	(557)	4,390	2,309	(4,979)	(400,167)	7,321

Net change in contract owners’ equity	2,782	10,581	956	6,634	6,608	(3,973)	(373,897)	37,810
Contract owners’ equity at beginning of period	15,624	5,043	12,102	5,468	6,670	10,643	386,900	349,090

Contract owners’ equity at end of period	$18,406	15,624	13,058	12,102	13,278	6,670	13,003	386,900

CHANGE IN UNITS:
Beginning units	4,114	1,721	7,676	4,529	11,108	19,770	248,137	243,308
Units purchased	2,229	2,393	8,422	3,284	14,545	2,043	22,738	4,960
Units redeemed	(2,724)	-	(9,034)	(137)	(7,046)	(10,705)	(263,123)	(131)

Ending units	3,619	4,114	7,064	7,676	18,607	11,108	7,752	248,137

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVI		VVTSM		JABS		LZREMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,819	1,704	3,574	3,315	-	-	-	44
Realized gain (loss) on investments	44,949	1,896	12,971	3,664	-	10,834	(449)	(1)
Change in unrealized gain (loss) on investments	1,101	25,577	25,073	43,749	-	(8,770)	(149)	783
Reinvested capital gains	3,324	3,717	6,895	5,935	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,193	32,894	48,513	56,663	-	2,064	(598)	826

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(5,128)	(4,880)	(14,956)	(12,349)	-	-	-	-
Redemptions (notes 2, 3, and 4)	(89,218)	(143)	(13,848)	(887)	-	(45,793)	(4,773)	(9)
Adjustments to maintain reserves	1	-	(1)	(1)	-	-	-	(1)

Net equity transactions	(94,345)	(5,023)	(28,805)	(13,237)	-	(45,793)	(4,773)	(10)

Net change in contract owners’ equity	(43,152)	27,871	19,708	43,426	-	(43,729)	(5,371)	816
Contract owners’ equity at beginning of period	134,270	106,399	230,795	187,369	-	43,729	5,371	4,555

Contract owners’ equity at end of period	$91,118	134,270	250,503	230,795	-	-	-	5,371

CHANGE IN UNITS:
Beginning units	71,695	74,547	78,406	83,227	-	20,718	4,363	4,371
Units purchased	12,991	488	12,677	753	-	-	4,356	-
Units redeemed	(53,811)	(3,340)	(20,491)	(5,574)	-	(20,718)	(8,719)	(8)

Ending units	30,875	71,695	70,592	78,406	-	-	-	4,363

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRA		RENF		VVB
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2	213	-	-	-	-
Realized gain (loss) on investments	528	(1)	-	(347)	-	7,898
Change in unrealized gain (loss) on investments	(108)	865	-	632	-	(6,040)
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	422	1,077	-	285	-	1,858

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-
Transfers between funds	-	-	-	(1,868)	-	-
Redemptions (notes 2, 3, and 4)	(14,409)	(26)	-	-	-	(42,689)
Adjustments to maintain reserves	1	(1)	-	-	-	(1)

Net equity transactions	(14,408)	(27)	-	(1,868)	-	(42,690)

Net change in contract owners’ equity	(13,986)	1,050	-	(1,583)	-	(40,832)
Contract owners’ equity at beginning of period	13,986	12,936	-	1,583	-	40,832

Contract owners’ equity at end of period	$-	13,986	-	-	-	-

CHANGE IN UNITS:
Beginning units	9,668	9,687	-	2,798	-	20,148
Units purchased	9,654	-	-	-	-	-
Units redeemed	(19,322)	(19)	-	(2,798)	-	(20,148)

Ending units	-	9,668	-	-	-	-

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The PHL Variable Accumulation Account II (the Separate Account) is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL

Delaware”), whose ultimate parent is Nassau Insurance Group Holdings GP, LLC. (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. On December 31, 2018, PHL was contributed by The Nassau Companies of New York (“NCNY”) to its parent, Nassau, who contributed PHL to its wholly owned subsidiary, PHL Delaware.

Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. NCNY, formerly known as The Phoenix Companies, Inc. changed its name effective November 13, 2018.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALPS VARIABLE INVESTMENT TRUST

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

BNY MELLON FUNDS

BNY Mellon Stock Index - Serv (DSIFS)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)*

FIDELITY VIP

Fidelity VIP Strategic Income - Serv II (FVSIS2)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Multi-Hedge Strategies (RVARS)

INVESCO V. I.

Invesco V.I. Government Money Market I (IVGMMI)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT High Yield - Advisor (PMVHYD)

PIMCO VIT CommodityRealReturn Strategy - Advisor (PMVRSD)

PIMCO VIT Total Return - Advisor (PMVTRD)

PIMCO VIT Short-Term - Admin (PVSTA)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

VANECK VIP

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Class S (VWHAS)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF International (VVI)

Vanguard VIF Total Stock Market Index (VVTSM)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Lazard Retirement Emerging Markets Equity (LZREMS)		6/8/2020
PIMCO VIT Real Return - Advisor (PMVRA)		6/8/2020
Janus Henderson Balanced - Serv (JABS)		2/14/2019
Guggenheim Rydex Energy (RENF)		4/2/2019
Vanguard VIF Balanced (VVB)		2/14/2019

There were no subaccount mergers for the one-year period ending December 31, 2020.

There were no subaccount name changes for the one-year period ended December 31, 2020.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

PHL is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of the Separate Account are included in the consolidated federal income tax return of NCNY through 2018. On December 31, 2018, NCNY transferred 100% of the Company’s common stock to an affiliate and consequently the Company departed the NCNY consolidated tax group. For 2019, the Company filed a consolidated tax return with a newly formed affiliate, Concord Re. The Company and Concord Re-entered into a tax sharing agreement effective for 2020. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2016. Under the current provisions of the Code, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

The Company is continuously monitoring the market and economic turbulence arising from COVID-19, which was declared a pandemic in March 2020 by the World Health Organization. The pandemic, along with efforts to slow and manage the spread of the virus, have resulted in unprecedented impacts

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

on the economy; however, significant monetary support by the Federal Reserve has softened the impact of COVID-19 on capital markets. These conditions directly and indirectly affect the companies in which PHL Variable Insurance Company’s underlying Funds invests, which has impacted the valuation of the Fund. While capital markets have improved, the fundamental impacts of COVID-19 persist and will continue to do so until vaccines are widely available and administered. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on the Separate Account at this time, although it could be material. To date Fund shares continue to be redeemed in the normal course of business at the current NAV.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $4,680 and $5,760 for the years ended December 31, 2020 and December 31, 2019, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $1,600 and $1,150 for the years ended December 31, 2020 and December 31, 2019, respectively.

The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $8,551 and $14,601 for the years ended December 31, 2020 and December 31, 2019, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$2,019,130	$-	$-	$2,019,130

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACEAA2	$1	$4
AGEAA2	29,573	66,366
AUGEA2	556	5,874
PIVEI2	3,932	20,584
DSIFS	31,268	185,821
DVSCS	2,719	39,903
FVSIS2	6,474	28,892
FTVGI2	9,730	28,698
RVARS	7,283	6,407
IVGMMI	32,180	38,882
PMVAAA	9,764	7,485
PMVHYD	7,592	20,706
PMVRSD	4,796	1,450
PMVTRD	54,284	91,186
PVSTA	1,194	32,024
TRBCG2	9,938	9,915
VWEM	6,715	6,765
VWHAS	7,316	4,909
VVHGB	14,898	405,859
VVI	25,740	114,943
VVTSM	29,228	47,565

	$295,181	$1,164,238

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units****	Unit Fair Value	Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
ALPS Conservative ETF Asset Allocation II (ACEAA2)
2020	0.00%	33	$1.54	$51	1.70%	6.49%
2019	0.00%	-	1.47	-	0.00%	11.36%
2018	0.00%	493	1.32	651	0.70%	-2.22%
2017	0.00%	49	1.35	66	1.78%	6.30%
2016	0.00%	49	1.27	63	0.42%	4.10%
ALPS Growth ETF Asset Allocation II (AGEAA2)

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units****	Unit Fair Value	Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
2020	0.00%	324,531	2.04	661,426	2.01%	10.01%
2019	0.00%	362	1.85	671	1.98%	19.35%
2018	0.00%	81	1.55	125	1.86%	-7.74%
2017	0.00%	519	1.68	873	1.33%	17.48%
2016	0.00%	568	1.43	814	1.80%	9.16%
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
2020	0.00%	10,438	1.73	18,010	1.76%	8.43%
2019	0.00%	14	1.59	22	1.84%	12.77%
2018	0.00%	17	1.41	25	1.85%	-4.08%
2017	0.00%	21	1.47	31	1.60%	9.70%
2016	0.00%	25	1.34	33	1.56%	6.35%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2020	0.00%	841	2.59	2,182	1.14%	-0.26%
2019	0.00%	7	2.60	19	2.36%	25.00%
2018	0.00%	8	2.08	17	2.62%	-8.77%
2017	0.00%	6	2.28	13	1.42%	15.15%
2016	0.00%	9	1.98	18	1.76%	20.00%
BNY Mellon Stock Index - Serv (DSIFS)
2020	0.00%	6,153	3.38	20,780	1.14%	17.71%
2019	0.00%	62	2.87	177	1.51%	31.05%
2018	0.00%	56	2.19	122	1.38%	-4.78%
2017	0.00%	105	2.30	243	1.43%	21.05%
2016	0.00%	126	1.90	239	2.13%	11.11%
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2020	0.00%	0	3.32	0	0.00%	10.64%
2019	0.00%	15	3.00	44	0.86%	22.45%
2018	0.00%	15	2.45	36	1.00%	-9.26%
2017	0.00%	22	2.70	60	0.69%	12.50%
2016	0.00%	28	2.40	67	1.13%	25.65%
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2020	0.00%	3,287	1.97	6,479	0.00%	7.16%
2019	0.00%	15	1.84	28	3.11%	10.84%
2018	0.00%	16	1.66	27	2.74%	-2.92%
2017	0.00%	22	1.71	38	3.63%	7.55%
2016	0.00%	11	1.59	18	2.27%	8.16%
Franklin Templeton Global Bond II (FTVGI2)
2020	0.00%	13,561	1.59	21,599	9.28%	-5.28%
2019	0.00%	28	1.68	47	7.03%	1.82%
2018	0.00%	27	1.65	45	0.00%	1.85%
2017	0.00%	29	1.62	47	0.00%	1.89%
2016	0.00%	19	1.59	30	0.00%	3.25%
Guggenheim Multi-Hedge Strategies (RVARS)
2020	0.00%	31,512	1.10	34,697	1.27%	7.39%
2019	0.00%	31	1.03	32	2.38%	5.10%
2018	0.00%	29	0.98	29	0.00%	-4.85%
2017	0.00%	29	1.03	30	0.00%	4.04%
2016	0.00%	22	0.99	21	0.07%	-1.00%
Invesco V.I. Government Money Market I (IVGMMI)
2020	0.00%	1,017	10.45	10,632	0.25%	0.29%
2019	0.00%	2	10.42	17	1.98%	1.86%
2018	0.00%	6	10.23	65	1.56%	1.59%
2017	0.00%	4	10.07	42	0.56%	0.50%
2016	0.00%	5	10.02	49	0.07%	0.10%
PIMCO VIT All Asset - Admin (PMVAAA)
2020	0.00%	48,094	1.81	87,135	4.93%	8.01%
2019	0.00%	49	1.68	82	2.75%	12.00%
2018	0.00%	84	1.50	125	3.21%	-5.06%
2017	0.00%	84	1.58	133	5.90%	12.86%
2016	0.00%	40	1.40	56	2.68%	12.90%
PIMCO VIT High Yield - Advisor (PMVHYD)
2020	0.00%	19,595	2.22	43,415	4.75%	5.64%
2019	0.00%	27	2.10	57	4.85%	14.75%
2018	0.00%	27	1.83	49	5.00%	-2.66%
2017	0.00%	28	1.88	52	4.78%	6.21%

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units****	Unit Fair Value	Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
2016	0.00%	30	1.77	53	5.13%	12.74%
PIMCO VIT CommodityRealReturn Strategy - Advisor (PMVRSD)
2020	0.00%	45,615	0.49	22,351	5.91%	1.23%
2019	0.00%	39	0.48	18	4.34%	11.63%
2018	0.00%	36	0.43	15	1.96%	-15.69%
2017	0.00%	35	0.51	18	12.23%	2.00%
2016	0.00%	15	0.50	7	1.01%	16.28%
PIMCO VIT Total Return - Advisor (PMVTRD)
2020	0.00%	376,208	1.83	686,679	2.03%	8.54%
2019	0.00%	410	1.68	689	2.91%	8.39%
2018	0.00%	411	1.55	639	2.45%	-0.64%
2017	0.00%	423	1.56	662	1.92%	4.70%
2016	0.00%	538	1.49	803	1.99%	2.76%
PIMCO VIT Short-Term - Admin (PVSTA)
2020	0.00%	3,334	1.30	4,323	1.38%	2.24%
2019	0.00%	28	1.27	35	2.46%	3.25%
2018	0.00%	52	1.23	64	2.19%	1.65%
2017	0.00%	41	1.21	50	1.70%	1.68%
2016	0.00%	41	1.19	49	1.58%	2.59%
T. Rowe Price Blue Chip Growth II (TRBCG2)
2020	0.00%	3,619	5.09	18,406	0.00%	33.92%
2019	0.00%	4	3.80	16	0.00%	29.69%
2018	0.00%	2	2.93	5	0.00%	1.74%
2017	0.00%	9	2.88	26	0.00%	35.85%
2016	0.00%	8	2.12	17	0.00%	0.47%
VanEck VIP Emerging Markets (VWEM)
2020	0.00%	7,064	1.85	13,058	2.03%	17.25%
2019	0.00%	8	1.58	12	0.28%	30.58%
2018	0.00%	5	1.21	5	0.30%	-23.42%
2017	0.00%	12	1.58	20	0.31%	51.92%
2016	0.00%	8	1.04	8	0.37%	0.00%
VanEck VIP Global Hard Assets Class S (VWHAS)
2020	0.00%	18,607	0.71	13,278	0.85%	18.83%
2019	0.00%	11	0.60	7	0.00%	11.11%
2018	0.00%	20	0.54	11	0.00%	-28.00%
2017	0.00%	10	0.75	8	0.00%	-2.60%
2016	0.00%	10	0.77	8	0.26%	45.28%
Vanguard VIF Total Bond Market Index (VVHGB)
2020	0.00%	7,752	1.68	13,003	3.79%	7.58%
2019	0.00%	248	1.56	387	2.53%	9.09%
2018	0.00%	243	1.43	349	2.04%	-0.69%
2017	0.00%	145	1.44	208	2.41%	3.60%
2016	0.00%	124	1.39	172	2.35%	2.96%
Vanguard VIF International (VVI)
2020	0.00%	30,875	2.95	91,118	1.63%	57.58%
2019	0.00%	72	1.87	134	1.40%	30.77%
2018	0.00%	75	1.43	106	0.78%	-12.27%
2017	0.00%	73	1.63	119	0.82%	42.98%
2016	0.00%	38	1.14	44	1.28%	1.79%
Vanguard VIF Total Stock Market Index (VVTSM)
2020	0.00%	70,592	3.55	250,503	1.60%	20.55%
2019	0.00%	78	2.94	231	1.54%	30.67%
2018	0.00%	83	2.25	187	1.54%	-5.46%
2017	0.00%	86	2.38	204	1.47%	20.81%
2016	0.00%	45	1.97	89	1.17%	12.57%

*

This represents the annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. The total return presented is representative of all units issued and outstanding at period end.

****	Units and Contract Owners’ Equity is presented rounded in (000’s) for the years 2016 – 2019 and is presented unrounded for 2020, as applicable.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company

and Contract Owners of PHL Variable Accumulation Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the PHL Variable Accumulation Account II (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended (as described in the Appendix), the statements of changes in net assets for each of the years or periods in the two years then ended (as described in the Appendix), and the related notes including the financial highlights in Note 6 for each of the years or periods in the four-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2020, the results of their operations for the year or period then ended, changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 26, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.

Hartford, Connecticut

April 23, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Unless noted otherwise, statements of operations for the year then ended and statements of changes in net assets for each of the years in the two-year period then ended.

ALPS VARIABLE INVESTMENT TRUST

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

BNY MELLON FUNDS

BNY Mellon Small Cap Stock Index – Serv (DSIFS)

BNY Mellon Stock Index – Serv (DVSCS)(1)

FIDELITY VIP

Fidelity VIP Strategic Income – Serv II (FVSIS2)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Energy (RENF)(4)

INVESCO V. I.

Invesco V.I. Government Money Market I (IVGMMI)

JANUS HENDERSON VIT FUNDS

Janus Henderson Balanced – Serv (JABS)(3)

Lazard Retirement Series

Lazard Retirement Emerging Markets Equity (LZREMS)(2)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset – Admin (PMVAAA)

PIMCO VIT High Yield – Advisor (PMVHYD)

PIMCO VIT CommodityRealReturn Strategy – Advisor (PMVRSD)

PIMCO VIT Total Return – Advisor (PMVTRD)

PIMCO VIT Short-Term – Admin (PVSTA)

PIMCO VIT Real Return – Advisor (PMVRA)(2)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

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VANECK VIP

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Class S (VWHAS)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF International (VVI)

Vanguard VIF Total Stock Market Index (VVTSM)

Vanguard VIF Balanced (VVB)(3)

(1)

Statement of operations for the period January 1, 2020 to August 17, 2020 and statement of changes in net assets for the period January 1, 2020 to August 17, 2020 and for the year ended December 31, 2019.

(2)

Statement of operations for the period from January 1, 2020 to June 8, 2020 and statement of changes in net assets for the period from January 1, 2020 to June 8, 2020 and for the year ended December 31, 2019.

(3)	Statement of changes in net assets for the period from January 1, 2019 to February 14, 2019.

(4)	Statement of changes in net assets for the period from January 1, 2019 to April 2, 2019.

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